Schedule of Investments (Unaudited) June 30, 2026

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE-TRADED FUND — 77.4%
Fixed Income — 77.4%
Schwab U.S. TIPS ETF (A)	8,053,035	$213,405,427
TOTAL EXCHANGE-TRADED FUND (Cost $249,441,904)		213,405,427

PURCHASED OPTIONS (B) — 8.2%
TOTAL PURCHASED OPTIONS (Cost $52,893,750)		22,761,346

TOTAL INVESTMENTS — 85.6% (Cost $302,335,654)		236,166,773
OTHER ASSETS LESS LIABILITIES – 14.4%		39,622,997
NET ASSETS - 100%		$275,789,770

(A)	For financial information on the Schwab U.S. TIPS ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of June 30, 2026 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 8.2%
Call Options
CMS 10Y - 2Y	Goldman Sachs	215,000	$10,212,500	0.20%	04/14/27	$3,079,511
CMS 10Y - 2Y	Nomura	300,000	6,348,750	0.85	09/15/28	3,005,194
CMS 10Y - 2Y	Goldman Sachs	175,000	6,868,750	0.38	10/18/29	5,289,394
CMS 10Y - 2Y	Goldman Sachs	275,000	8,825,000	0.55	05/17/28	4,426,535
CMS 10Y - 2Y	Goldman Sachs	75,000	1,312,500	0.10	01/13/27	1,336,584
CMS 10Y - 2Y	Morgan Stanley	100,000	1,900,000	0.13	02/08/27	1,350,615
CMS 10Y - 2Y	Morgan Stanley	250,000	8,375,000	0.50	09/15/27	2,752,878
CMS 10Y - 2Y	Goldman Sachs	280,000	4,707,500	0.70	06/15/27	1,219,269
CMS 10Y - 2Y	Morgan Stanley	150,000	2,718,750	0.43	11/13/26	290,003
CMS 10Y - 2Y	Morgan Stanley	125,000	1,625,000	0.48	08/13/26	11,363
Total Purchased Options			$52,893,750			$22,761,346

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-015-1500

Schedule of Investments (Unaudited) June 30, 2026

Quadratic Deflation ETF

	Shares	Value
EXCHANGE-TRADED FUND — 88.6%
Fixed Income — 88.6%
Vanguard Long-Term Treasury ETF (A)	665,746	$36,735,864
TOTAL EXCHANGE-TRADED FUND (Cost $37,300,861)		36,735,864

PURCHASED OPTIONS (B) — 2.2%
TOTAL PURCHASED OPTIONS (Cost $868,290)		913,977

TOTAL INVESTMENTS — 90.8% (Cost $38,169,151)		37,649,841
OTHER ASSETS LESS LIABILITIES – 9.2%		3,824,977
NET ASSETS - 100%		$41,474,818

(A)	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of June 30, 2026 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 2.2%
Put Options
CMS 30Y – 2Y	Goldman Sachs	25,000	$678,750	0.30%	06/12/28	$672,340
CMS 30Y – 2Y	Goldman Sachs	4,500	144,990	0.60	04/21/27	195,236
CMS 30Y – 2Y	Goldman Sachs	3,000	44,550	0.20	10/14/26	46,401
Total Purchased Options			$868,290			$913,977

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-031-1000

Schedule of Investments (Unaudited) June 30, 2026

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

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